Earnings (Loss) Per Unit/Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) per Share/Unit

Basic and diluted net loss per share of Class A Common Stock from February 5, 2014 to March 31, 2014 have been computed as follows (in thousands, except share and per share amounts):

Period from February 5, 2014 to March 31, 2014
Basic:
Net loss attributable to Malibu Boats, Inc.	(370)

Shares used in computing basic net loss per share:
Weighted-average Class A Common Stock	11,054,830

Basic net loss per share	$(0.03)

Diluted:
Net loss attributable to Malibu Boats, Inc.	(370)
Net loss attributable to the non-controlling interest	(415)

Net loss	(785)

Shares used in computing diluted net loss per share:
Weighted-average Class A Common Stock	11,054,830
Weighted-average non-controlling interest units convertible into Class A Common Stock	10,267,111
Weighted-average restricted stock units convertible into Class A Common Stock	706,535

Diluted weighted-average shares outstanding	22,028,476

Diluted net loss per share	$(0.04)

The basic and diluted loss per unit calculations for the year ended June 30, 2011 were as follows (units in thousands):

	Basic Loss per Unit			Diluted Loss per Unit
	Loss Allocation(1)	Weighted Average Units Outstanding	Loss per Unit	Loss Allocation(1)	Weighted Average Units Outstanding(2)	Loss per Unit
Class A Units	$(486)	37,000	$(0.01)	$(478)	37,000	$(0.01)
Class B Units	(51)	3,885	(0.01)	(50)	3,885	(0.01)
Class M Units	(6)	469	(0.01)	(15)	1,125	(0.01)

Net Loss	$(543)			$(543)

(1)	Net loss attributable to members of the Company is allocated to each class of units based on the distributions priority described in Note 11.
(2)	For the year ended June 30, 2011, 169 Class M Units were not included in the computation of diluted loss per unit because their inclusion would have decreased loss per unit.

The basic and diluted earnings per unit calculations for the year ended June 30, 2012 were as follows (units in thousands):

	Basic Earnings per Unit			Diluted Earnings per Unit
	Income Allocation(1)	Weighted Average Units Outstanding	Earnings per Unit	Income Allocation(1)	Weighted Average Units Outstanding(2)	Earnings per Unit
Class A Units	$9,472	36,875	$0.26	$9,377	36,875	$0.25
Class B Units	1,523	3,885	0.39	1,513	3,885	0.39
Class M Units	111	915	0.12	216	1,824	0.12

Net Income	$11,106			$11,106

(1)	Net income attributable to members of the Company is allocated to each class of units based on the distributions priority described in Note 11.
(2)	For the year ended June 30, 2012, 300 Class M Units were not included in the computation of diluted earnings per unit because their inclusion would have increased earnings per unit. In addition, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.

The basic and diluted earnings per unit calculations for the year ended June 30, 2013 were as follows (units in thousands):

	Basic Earnings per Unit			Diluted Earnings per Unit
	Income Allocation(1)	Weighted Average Units Outstanding	Earnings per Unit	Income Allocation(1)	Weighted Average Units Outstanding(2)	Earnings per Unit
Class A Units	$15,714	36,742	$0.43	$15,514	36,742	$0.42
Class B Units	1,662	3,885	0.43	1,640	3,885	0.42
Class M Units	608	1,421	0.43	830	1,964	0.42

Net Income	$17,984			$17,984

(1)	Net income attributable to members of the Company is allocated to each class of units based on the distributions priority described in Note 11.
(2)	For the year ended June 30, 2013, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.